Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 112.75%
ASSET-BACKED SECURITIES — 9.06%**
Access Group, Inc.,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.32% 07/25/56
1,2
$ 1,127,585 $ 1,090,997
American Credit Acceptance Receivables Trust,
Series 2020-3, Class D
2.40% 06/15/26
1
1,700,000 1,647,151
Americredit Automobile Receivables Trust,
Series 2019-1, Class D
3.62% 03/18/25 4,120,000 4,090,048
AmeriCredit Automobile Receivables Trust,
Series 2020-1, Class D
1.80% 12/18/25 6,065,000 5,849,781
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
2.18% 10/16/28
1,2,3
876,805 871,220
AMMC CLO XIII Ltd.,
Series 2013-13A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
2.23% 07/24/29
1,2,3
6,028,262 5,946,097
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.01% 07/20/29
1,2,3
2,833,128 2,807,590
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.07% 04/25/35
1,2
113,185 106,808
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.32% 02/25/30
2
32,524 32,392
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.18% 10/27/36
2
5,075,000 5,025,849
Canyon Capital CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.84% 04/15/34
1,2,3
1,125,000 1,118,048
Carvana Auto Receivables Trust,
Series 2022-N1, Class N
4.60% 12/11/28
1
4,000,000 3,995,072
CF Hippolyta Issuer, LLC,
Series 2020-1, Class A1
1.69% 07/15/60
1
8,468,632 7,672,703
Drive Auto Receivables Trust,
Series 2021-2, Class C
0.87% 10/15/27 5,745,000 5,453,870
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
2.23% 11/15/28
1,2,3
$ 2,440,965 $ 2,404,449
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.42% 04/26/32
1,2
5,531,146 5,482,124
Exeter Automobile Receivables Trust,
Series 2021-3A, Class C
0.96% 10/15/26 11,395,000 10,899,441
Exeter Automobile Receivables Trust,
Series 2021-4A, Class C
1.46% 10/15/27 3,110,000 2,937,318
Flagship Credit Auto Trust,
Series 2019-4, Class D
3.12% 01/15/26
1
1,292,000 1,255,039
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
1.97% 08/25/42
2
1,643,991 1,496,058
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.57% 05/25/34
1,2
345,953 345,098
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
3,053,704 2,950,557
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
2.04% 03/20/30
1,2,3
4,500,000 4,416,075
Madison Park Funding XIX Ltd.,
Series 2015-19A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
2.06% 01/22/28
1,2,3
6,044,675 5,963,731
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
2.10% 07/21/30
1,2,3
9,550,000 9,395,605
Magnetite VII Ltd.,
Series 2012-7A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.84% 01/15/28
1,2,3
5,154,746 5,078,992
Navient Student Loan Trust,
Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
2.19% 11/26/40
2
4,033,524 3,861,219
Navient Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
2.67% 12/27/66
1,2
2,451,213 2,436,133

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust,
Series 2013-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.22% 06/25/41
1,2
$ 1,756,752 $ 1,707,911
Nelnet Student Loan Trust,
Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
2.17% 07/25/46
1,2
5,577,510 5,467,971
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.65%)
1.71% 10/20/34
1,2,3
2,734,375 2,688,383
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.99% 07/15/29
1,2,3
6,000,000 5,906,040
OHA Credit Funding 2 Ltd.,
Series 2019-2A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.90% 04/21/34
1,2,3
1,312,500 1,306,069
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.03%)
2.07% 04/18/31
1,2,3
2,250,000 2,207,363
Palmer Square Loan Funding Ltd.,
Series 2021-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.28% 05/20/29
1,2,3
1,284,295 1,262,629
PHEAA Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
2.77% 09/25/65
1,2
5,467,846 5,403,251
Progress Residential Trust,
Series 2020-SFR3, Class F
2.80% 10/17/27
1
6,980,000 6,319,299
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
2.14% 04/20/34
1,2,3
5,100,000 4,914,105
Reese Park CLO Ltd.,
Series 2020-1A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.94% 10/15/34
1,2,3
1,900,000 1,864,622
Santander Drive Auto Receivables Trust,
Series 2019-2, Class D
3.22% 07/15/25 546,377 544,731
Santander Drive Auto Receivables Trust,
Series 2020-4, Class D
1.48% 01/15/27 3,835,000 3,701,235
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust,
Series 2021-3, Class C
0.95% 09/15/27 $ 2,010,000 $ 1,932,876
Santander Drive Auto Receivables Trust,
Series 2021-3, Class D
1.33% 09/15/27 6,260,000 5,961,027
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5
6,298,850 5,798,879
SLC Student Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 3-Month plus 0.06%)
1.47% 05/15/29
2
2,437,839 2,403,631
SLM Student Loan Trust,
Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
2.38% 12/15/25
1,2
523,965 522,692
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
2.83% 07/25/22
2
3,415,355 3,406,659
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
2.28% 07/25/23
2
2,351,714 2,307,619
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
1.71% 01/25/29
2
2,062,198 1,969,885
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.27% 05/26/26
2
8,045,623 7,753,990
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.17% 06/25/43
2
2,374,182 2,283,592
SLM Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.22% 02/26/29
2
3,781,029 3,592,798
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
2,900,000 2,673,849
Tricon American Homes Trust,
Series 2017-SFR2, Class A
2.93% 01/17/36
1
10,863,016 10,657,086
Tricon American Homes Trust,
Series 2017-SFR2, Class B
3.28% 01/17/36

9,017,000 8,925,255

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Voya CLO,
Series 2017-2A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
2.02% 06/07/30
1,2,3
$ 9,600,000 $ 9,450,720
Total Asset-Backed Securities
(Cost $221,645,150) 217,563,632
BANK LOANS — 2.40%*
Automotive — 0.02%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 04/30/26
2
507,125 474,796
Communications — 0.32%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.92% 03/15/27
2
2,907,092 2,680,876
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
3.42% 02/01/27
2
243,734 232,984
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
3.82% 04/15/27
2
246,222 229,474
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.57% 07/17/25
2
443,005 413,324
Intelsat Jackson Holdings SA,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
4.92% 02/01/29
2,3
2,032,595 1,869,622
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.67% 03/09/27
2
2,462,632 2,279,917
7,706,197
Consumer Discretionary — 0.32%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
4.00% 07/31/28
2,6
1,823,800 1,662,704
Four Seasons Hotels, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.67% 11/30/23
2
2,632,240 2,609,761
Naked Juice, LLC,
Term Loan, 1st Lien
(SOFR plus 3.25%)
4.88% - 5.40% 01/24/29
2
2,250,000 2,101,871
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.00% 10/01/26
2
$ 1,563,128 $ 1,452,029
7,826,365
Electric — 0.01%
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.75%)
3.27% - 3.42% 12/31/25
2
243,152 233,426
Energy — 0.01%
Lucid Energy Group II Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.87% 11/24/28
2
313,149 309,962
Finance — 0.16%
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
5.28% 04/09/27
2
333,654 313,323
Jane Street Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.42% 01/26/28
2
744,332 717,536
Mozart Borrower, LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 10/23/28
2
2,518,688 2,343,563
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.25% 11/05/28
2
515,000 491,398
3,865,820
Food — 0.10%
Chobani LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 10/25/27
2
2,636,582 2,404,563
Gaming — 0.07%
Caesars Resort Collection LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.42% 12/23/24
2
563,806 544,247
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
5.53% 01/26/29
2
410,414 379,635
Scientific Games International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
2.00% 04/13/29
2
206,209 196,370

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming (continued)
Stars Group Holdings BV,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.25% 07/21/26
2
$ 498,744 $ 475,767
1,596,019
Health Care — 0.25%
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.17% 03/01/24
2
77,272 75,408
Embecta Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
5.05% 03/30/29
2
2,472,065 2,342,282
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
3.63% 12/30/26
2
162,072 156,086
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.67% 11/15/27
2
231,389 219,271
ICON Luxembourg SARL,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.56% 07/03/28
2
55,793 54,046
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 05/05/28
2
2,526,808 2,417,043
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.42% 02/01/28
2
169,371 159,511
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
3.65% 04/20/29
2
500,000 483,125
PetVet Care Centers LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.50%)
5.17% 02/14/25
2
116,700 110,379
6,017,151
Industrials — 0.20%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
3.00% 07/01/26
2
2,911,775 2,819,981
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.67% 08/02/27
2
1,318,194 1,217,411
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Indigo Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.56% 07/03/28
2
$ 13,901 $ 13,466
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.75% 06/30/28
2
197,912 187,769
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
3.92% 05/30/25
2
390,000 371,606
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
3.92% 12/09/25
2
129,695 123,319
4,733,552
Information Technology — 0.38%
AthenaHealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
5.01% 02/15/29
2,7
2,137,681 1,974,694
Azalea Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
4.90% 07/24/26
2
1,496,250 1,402,734
Central Parent, Inc.,
Term Loan, 1st Lien
(SOFR plus 0.00%)
0.00% 07/06/29
2
347,835 329,749
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
0.00% 07/06/29
2
410,000 397,700
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.63% 10/01/27
2
648,354 614,925
NortonLifeLock, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
2.00% 01/28/29
2
3,000,000 2,852,250
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
2.75% 09/23/26
2
250,596 234,569
Proofpoint, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.82% 08/31/28
2
165,772 154,494
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.50% 10/07/27

992,889 928,977

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.61% 03/04/28
2
$ 169,379 $ 156,422
9,046,514
Insurance — 0.06%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
4.86% 02/15/27
2
1,216,862 1,120,730
HUB International Ltd.,
Term Loan B3, 1st Lien
(LIBOR plus 3.25%)
3.25% 04/25/25
2
281,738 267,956
1,388,686
Retail — 0.21%
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.61% 02/19/28
2
436,677 413,874
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.42% 03/01/27
2
3,950,000 3,670,221
Whatabrands LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 08/03/28
2
995,000 935,454
5,019,549
Services — 0.28%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.42% 01/29/27
2
157,056 149,989
Amentum Government Services Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
4.78% - 5.60% 02/15/29
2
3,000,000 2,865,015
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.81% 08/01/27
2
2,852,422 2,701,600
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
4.25% 06/22/29
2,8
236,992 228,031
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.42% 12/15/28
2
277,622 259,837
Trans Union LLC,
Term Loan B6, 1st Lien
(LIBOR plus 2.25%)
3.92% 12/01/28
2
305,873 292,364
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
TruGreen LP,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 11/02/27
2
$ 170,841 $ 163,011
6,659,847
Transportation — 0.01%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.40% 01/29/27
2
173,727 153,749
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.39% 04/21/28
2
128,956 120,413
274,162
Total Bank Loans
(Cost $60,107,205) 57,556,609
CORPORATES — 32.04%*
Banking — 8.22%
Bank of America Corp.
1.73% 07/22/27
9
1,549,000 1,381,166
3.37% 01/23/26
9
3,035,000 2,939,489
Bank of America Corp.
(MTN)
1.32% 06/19/26
9
10,380,000 9,446,561
3.38% 04/02/26
9
26,972,000 26,152,677
3.46% 03/15/25
9
6,773,000 6,687,610
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,9
2,000,000 1,722,340
2.59% 09/11/25
1,3,9
9,715,000 9,200,554
3.80% 06/09/23
3
1,170,000 1,162,658
3.87% 01/12/29
1,3,9
2,605,000 2,346,303
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,9
8,340,000 7,799,019
HSBC Holdings PLC
(United Kingdom)
3.00% 03/10/26
3,9
23,710,000 22,634,514
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,9
645,000 632,843
JPMorgan Chase & Co.
0.70% 03/16/24
9
6,581,000 6,435,519
0.77% 08/09/25
9
2,535,000 2,355,285
0.97% 06/23/25
9
9,244,000 8,651,529
4.02% 12/05/24
9
20,520,000 20,464,736
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,9
2,175,000 1,936,538
3.87% 07/09/25
3,9
5,501,000 5,437,987
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,9
5,880,000 5,456,461

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
1.34% 01/12/27
1,3,9
$ 3,425,000 $ 3,015,636
3.19% 11/28/23
1,3,9
3,960,000 3,951,761
Santander UK Group Holdings PLC
(United Kingdom)
3.37% 01/05/24
3,9
320,000 318,501
4.80% 11/15/24
3,9
13,000,000 13,007,263
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
1,000,000 1,008,340
UBS AG
(Switzerland)
(SOFR Rate plus 0.45%)
1.62% 08/09/24
1,2,3
3,185,000 3,158,586
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
9
2,000,000 1,792,655
3.53% 03/24/28
9
29,700,000 28,191,017
197,287,548
Communications — 1.97%
AT&T, Inc.
2.30% 06/01/27 1,600,000 1,461,768
(LIBOR USD 3-Month plus 1.18%)
2.90% 06/12/24
2
475,000 473,176
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50% 02/01/24 1,720,000 1,731,564
Cox Communications, Inc.
3.15% 08/15/24
1
1,199,000 1,170,742
7.63% 06/15/25 900,000 973,127
Level 3 Financing, Inc.
3.40% 03/01/27
1
1,330,000 1,157,658
Qwest Corp.
7.25% 09/15/25 4,665,000 4,822,444
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
4,820,000 4,766,730
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
10,908,587 10,918,553
5.15% 03/20/28
1
3,675,000 3,707,847
T-Mobile USA, Inc.
2.25% 02/15/26 3,091,000 2,796,662
3.50% 04/15/25 645,000 634,061
3.75% 04/15/27 6,325,000 6,086,620
3.88% 04/15/30 3,810,000 3,559,280
Vodafone Group PLC
(United Kingdom)
4.13% 05/30/25
3
3,000,000 3,013,996
47,274,228
Consumer Discretionary — 2.07%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
6,030,000 5,976,255
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
BAT Capital Corp.
3.22% 08/15/24 $ 2,140,000 $ 2,084,053
3.56% 08/15/27 9,265,000 8,490,209
GSK Consumer Healthcare Capital U.S., LLC
3.38% 03/24/27
1
9,350,000 8,956,913
Hyatt Hotels Corp.
1.30% 10/01/23 4,655,000 4,504,828
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,106,000 1,071,036
4.25% 07/21/25
1,3
5,205,000 5,128,389
Magallanes, Inc.
3.76% 03/15/27
1
14,400,000 13,518,799
49,730,482
Electric — 2.36%
Alliant Energy Finance LLC
1.40% 03/15/26
1
6,540,000 5,817,854
American Electric Power Co., Inc.
2.03% 03/15/24 6,880,000 6,657,638
Black Hills Corp.
4.25% 11/30/23 4,050,000 4,065,600
Dominion Energy, Inc.
2.45% 01/15/23
1
5,000,000 4,970,607
Dominion Energy, Inc.,
Series A
3.30% 03/15/25 4,600,000 4,512,725
Evergy Metro, Inc.
3.65% 08/15/25 1,613,000 1,597,942
Eversource Energy
2.90% 03/01/27 6,425,000 6,058,494
Exelon Corp.
2.75% 03/15/27
1
2,940,000 2,759,178
Jersey Central Power & Light Co.
4.30% 01/15/26
1
1,868,000 1,847,306
4.70% 04/01/24
1
8,348,000 8,405,105
NextEra Energy Capital Holdings, Inc.
2.94% 03/21/24 8,950,000 8,832,456
Pennsylvania Electric Co.
4.15% 04/15/25
1
500,000 492,199
Tucson Electric Power Co.
3.85% 03/15/23 530,000 531,004
56,548,108
Energy — 0.96%
Energy Transfer LP
4.05% 03/15/25 2,610,000 2,573,716
4.75% 01/15/26 2,000,000 1,996,021
4.90% 02/01/24 4,292,000 4,329,081
5.95% 12/01/25 2,520,000 2,619,467
Petroleos Mexicanos
(Mexico)
6.70% 02/16/32
3
6,259,000 4,756,840
Plains All American Pipeline LP/PAA Finance Corp.
4.50% 12/15/26 3,017,000 2,966,396

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
7 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Ruby Pipeline LLC
8.00% 04/01/22
1,4,5,10,11
$ 2,254,091 $ 1,927,248
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,950,000 1,916,386
23,085,155
Finance — 5.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
500,000 435,684
3.15% 02/15/24
3
6,300,000 6,126,410
4.88% 01/16/24
3
718,000 717,540
Air Lease Corp.
2.20% 01/15/27 4,835,000 4,219,081
3.38% 07/01/25 1,250,000 1,178,410
American Express Co.
2.25% 03/04/25 6,440,000 6,201,929
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
5,905,000 4,818,597
Capital One Financial Corp.
2.64% 03/03/26
9
5,150,000 4,870,204
Citigroup, Inc.
0.98% 05/01/25
9
6,270,000 5,875,506
3.11% 04/08/26
9
8,025,000 7,720,374
3.35% 04/24/25
9
17,240,000 16,900,367
3.67% 07/24/28
9
5,365,000 5,077,936
Daimler Finance North America LLC
1.75% 03/10/23
1
2,470,000 2,441,505
Ford Motor Credit Co. LLC
(LIBOR USD 3-Month plus 1.08%)
2.37% 08/03/22
2
2,700,000 2,694,938
Goldman Sachs Group, Inc. (The)
2.91% 07/24/23
9
6,814,000 6,810,309
Intercontinental Exchange, Inc.
4.00% 09/15/27 6,050,000 5,956,167
Morgan Stanley
2.48% 01/21/28
9
5,000,000 4,553,787
Morgan Stanley
(GMTN)
0.79% 01/22/25
9
7,760,000 7,341,129
Morgan Stanley
(MTN)
0.53% 01/25/24
9
17,835,000 17,500,632
2.72% 07/22/25
9
7,270,000 7,017,678
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,9
6,730,000 6,714,234
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
365,000 363,773
UBS Group AG
(Switzerland)
4.49% 05/12/26
1,3,9
1,415,000 1,410,907
126,947,097
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food — 0.59%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.00% 02/02/29
1,3
$ 5,590,000 $ 4,794,703
5.13% 02/01/28
1,3
2,205,000 2,152,963
Kraft Heinz Foods Co.
3.88% 05/15/27 7,500,000 7,261,236
14,208,902
Health Care — 3.57%
AbbVie, Inc.
3.25% 10/01/22 1,500,000 1,500,325
3.85% 06/15/24 2,500,000 2,499,455
Aetna, Inc.
3.50% 11/15/24 3,136,000 3,101,067
Baxter International, Inc.
0.87% 12/01/23 3,830,000 3,677,965
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
4,665,000 4,444,483
4.25% 12/15/25
1
1,000,000 988,615
Bayer U.S. Finance LLC
3.38% 10/08/24
1
5,540,000 5,416,334
Becton Dickinson and Co.
3.73% 12/15/24 3,000,000 2,988,754
Boston Scientific Corp.
1.90% 06/01/25 2,500,000 2,361,402
Cigna Corp.
3.75% 07/15/23 2,166,000 2,168,872
CommonSpirit Health
2.76% 10/01/24 5,400,000 5,263,586
CVS Health Corp.
2.88% 06/01/26 4,330,000 4,128,481
Dignity Health
3.13% 11/01/22 1,140,000 1,138,832
Fresenius U.S. Finance II, Inc.
4.50% 01/15/23
1
5,205,000 5,232,259
HCA, Inc.
3.13% 03/15/27
1
2,510,000 2,282,623
5.38% 02/01/25 2,345,000 2,341,749
5.38% 09/01/26 2,520,000 2,506,241
5.88% 02/15/26 3,980,000 4,015,661
HCA, Inc.
(MTN)
7.58% 09/15/25 1,100,000 1,164,930
Humana, Inc.
0.65% 08/03/23 7,130,000 6,911,060
3.85% 10/01/24 3,990,000 3,987,851
PerkinElmer, Inc.
0.85% 09/15/24 6,880,000 6,388,710
Premier Health Partners,
Series G
2.91% 11/15/26 3,500,000 3,252,123
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
3
5,275,000 5,084,084

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Tenet Healthcare Corp.
4.63% 09/01/24
1
$ 3,000,000 $ 2,882,025
85,727,487
Industrials — 1.48%
Amcor Flexibles North America, Inc.
4.00% 05/17/25 6,125,000 6,060,955
Artera Services LLC
9.03% 12/04/25
1
2,500,000 2,021,125
BAE Systems Holdings, Inc.
3.85% 12/15/25
1
2,910,000 2,861,202
Berry Global, Inc.
0.95% 02/15/24 1,405,000 1,331,428
1.65% 01/15/27 2,000,000 1,752,298
4.88% 07/15/26
1
1,365,000 1,305,295
Boeing Co. (The)
1.17% 02/04/23 5,750,000 5,684,034
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
1.74% 05/05/26
2
7,235,000 6,869,797
(LIBOR USD 3-Month plus 0.48%)
1.89% 08/15/36
2
2,182,000 1,733,070
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.90% 03/22/23
1,3
5,920,000 5,919,817
35,539,021
Information Technology — 1.59%
Netflix, Inc.
3.63% 06/15/25
1
3,207,000 3,062,685
5.88% 02/15/25 1,885,000 1,918,984
Oracle Corp.
2.80% 04/01/27 9,385,000 8,575,385
Skyworks Solutions, Inc.
0.90% 06/01/23 6,340,000 6,144,490
Take-Two Interactive Software, Inc.
3.30% 03/28/24 5,960,000 5,887,024
TSMC Arizona Corp.
3.88% 04/22/27 6,385,000 6,368,745
VMware, Inc.
1.00% 08/15/24 6,690,000 6,266,476
38,223,789
Insurance — 1.52%
Aon Corp./Aon Global Holdings PLC
2.85% 05/28/27 3,160,000 2,964,747
Athene Global Funding
2.51% 03/08/24
1
2,935,000 2,838,595
(SOFR Index plus 0.70%)
1.99% 05/24/24
1,2
5,005,000 4,864,676
Equitable Financial Life Global Funding
0.80% 08/12/24
1
3,655,000 3,416,033
Farmers Insurance Exchange
8.63% 05/01/24
1
5,000,000 5,333,345
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
MMI Capital Trust I,
Series B
7.63% 12/15/27 $ 2,000,000 $ 2,260,704
Nationwide Mutual Insurance Co.
4.12% 12/15/24
1,9
5,550,000 5,551,272
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,9
1,600,000 1,572,940
Trinity Acquisition PLC
(United Kingdom)
4.63% 08/15/23
3
3,410,000 3,430,538
Willis North America, Inc.
4.65% 06/15/27 4,345,000 4,278,748
36,511,598
Materials — 0.06%
International Flavors & Fragrances, Inc.
0.70% 09/15/22
1
1,490,000 1,483,081
Real Estate Investment Trust (REIT) — 1.99%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 7,374,000 7,368,769
Digital Euro Finco LLC
2.63% 04/15/24 7,715,000 8,032,342
Federal Realty Investment Trust
7.48% 08/15/26 1,850,000 2,011,914
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 1,197,000 1,158,098
5.38% 11/01/23 7,868,000 7,873,544
Healthpeak Properties, Inc.
4.00% 06/01/25 3,455,000 3,448,555
Kilroy Realty LP
3.45% 12/15/24 6,258,000 6,106,415
Piedmont Operating Partnership LP
3.40% 06/01/23 3,905,000 3,886,741
SL Green Operating Partnership LP
3.25% 10/15/22 645,000 645,221
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
1
4,585,000 4,372,602
5.63% 05/01/24
1
285,000 282,032
5.75% 02/01/27
1
2,590,000 2,477,357
47,663,590
Retail — 0.08%
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
2,175,000 2,032,758
Services — 0.15%
Global Payments, Inc.
1.50% 11/15/24 3,835,000 3,598,787
Transportation — 0.14%
Canadian Pacific Railway Co.
(Canada)
1.35% 12/02/24

2,315,000 2,183,978

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
9 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 $ 1,382,247 $ 1,218,283
3,402,261
Total Corporates
(Cost $808,568,190) 769,263,892
MORTGAGE-BACKED — 45.53%**
Non-Agency Commercial Mortgage-Backed — 9.22%
ACRES Commercial Realty Ltd.,
Series 2021-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.20%)
2.72% 06/15/36
1,2,3
3,630,000 3,523,981
Ashford Hospitality Trust,
Series 2018-KEYS, Class A
(LIBOR USD 1-Month plus 1.00%)
2.33% 06/15/35
1,2
4,175,000 4,045,285
BANK,
Series 2018-BN14, Class A2
4.13% 09/15/60 5,171,177 5,146,917
BX Commercial Mortgage Trust,
Series 2020-VKNG, Class A
(LIBOR USD 1-Month plus 0.93%)
2.25% 10/15/37
1,2
5,951,075 5,797,870
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A
(LIBOR USD 1-Month plus 0.92%)
2.25% 12/15/38
1,2
7,745,000 7,524,264
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A
(LIBOR USD 1-Month plus 0.65%)
1.98% 05/15/38
1,2
5,354,000 5,108,250
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB
3.09% 05/10/58 2,598,178 2,567,201
Cold Storage Trust,
Series 2020-ICE5, Class A
(LIBOR USD 1-Month plus 0.90%)
2.22% 11/15/37
1,2
7,694,850 7,512,323
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.30% 03/10/46
9
23,279,195 115,781
Commercial Mortgage Trust,
Series 2014-CR15, Class ASB
3.60% 02/10/47 2,079,777 2,077,367
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.33% 11/10/47 6,389,770 6,269,326
Commercial Mortgage Trust,
Series 2015-PC1, Class A4
3.62% 07/10/50 4,577,832 4,524,671
Commercial Mortgage Trust,
Series 2016-DC2, Class ASB
3.55% 02/10/49 185,947 184,372
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(LIBOR USD 1-Month plus 0.98%)
2.30% 05/15/36
1,2
$ 11,094,800 $ 10,916,309
DBGS Mortgage Trust,
Series 2018-BIOD, Class A
(LIBOR USD 1-Month plus 0.80%)
1.99% 05/15/35
1,2
9,082,801 8,966,787
Great Wolf Trust,
Series 2019-WOLF, Class A
(LIBOR USD 1-Month plus 1.03%)
2.36% 12/15/36
1,2
8,884,000 8,672,148
Greystone CRE Notes Ltd.,
Series 2019-FL2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.18%)
2.50% 09/15/37
1,2,3
5,374,500 5,303,577
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A1
3.20% 07/10/51 1,939,760 1,931,680
GS Mortgage Securities Corp. II,
Series 2021-ARDN, Class A
(LIBOR USD 1-Month plus 1.25%)
2.57% 11/15/36
1,2
3,080,000 3,010,756
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A
(LIBOR USD 1-Month plus 1.00%)
2.32% 10/15/36
1,2
10,000,000 9,760,126
GS Mortgage Securities Trust,
Series 2011-GC5, Class AS
5.21% 08/10/44
1,9
3,488,619 3,471,557
GS Mortgage Securities Trust,
Series 2018-GS9, Class A2
3.84% 03/10/51 8,640,102 8,642,566
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A1
3.09% 03/05/37
1
3,750,000 3,575,350
Independence Plaza Trust,
Series 2018-INDP, Class A
3.76% 07/10/35
1
3,294,364 3,205,236
Independence Plaza Trust,
Series 2018-INDP, Class B
3.91% 07/10/35
1
10,000,000 9,679,365
Irvine Core Office Trust,
Series 2013-IRV, Class A1
2.07% 05/15/48
1
2,740,281 2,727,729
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.36% 04/15/46
9
28,489,252 169,960
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A4A2
3.54% 07/15/47
1
3,959,034 3,841,051
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC, Class A
(LIBOR USD 1-Month plus 0.80%)
2.12% 04/15/38
1,2
4,932,362 4,762,831

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class A
(LIBOR USD 1-Month plus 0.55%)
1.87% 12/15/37
1,2
$ 3,772,018 $ 3,635,515
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
2.45% 05/15/28
1,2,3
867,450 863,653
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
3.15% 11/15/35
1,2
11,648,000 11,573,241
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XA (IO)
0.73% 10/15/46
9
45,615,514 209,367
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.99% 03/15/48
9
33,557,628 592,027
One Lincoln Street Commercial Mortgage,
Series 2004-C3, Class A1
5.72% 10/15/30
1,9
5,738,892 5,825,053
One New York Plaza Trust,
Series 2020-1NYP, Class A
(LIBOR USD 1-Month plus 0.95%)
2.27% 01/15/36
1,2
3,240,000 3,114,536
TRTX Issuer Ltd.,
Series 2019-FL3, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.26%)
2.74% 10/15/34
1,2,3
7,837,388 7,803,293
UBS Commercial Mortgage Trust,
Series 2018-C11, Class A2
3.99% 06/15/51 737,882 734,302
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A2
4.15% 08/15/51 12,079,231 12,072,679
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 12,600,237 12,293,030
Wells Fargo Commercial Mortgage Trust,
Series 2017-SMP, Class A
(LIBOR USD 1-Month plus 0.88%)
2.20% 12/15/34
1,2
6,300,000 6,218,557
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class AS
3.39% 11/15/45 7,911,000 7,907,907
WF-RBS Commercial Mortgage Trust,
Series 2013-C18, Class A4
3.90% 12/15/46 5,623,535 5,562,468
221,440,264
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 15.09%
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
1.84% 02/25/37
2
$ 2,491,869 $ 2,484,378
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2D
(LIBOR USD 1-Month plus 0.48%)
2.10% 04/25/36
2
7,647,902 6,875,025
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R1, Class M3
(LIBOR USD 1-Month plus 0.80%)
2.42% 03/25/35
2
1,674,779 1,674,993
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R9, Class M1
(LIBOR USD 1-Month plus 0.71%)
2.33% 11/25/35
2
10,197,738 10,044,912
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 08/25/22)
7.50% 10/25/27 1,875 1,892
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(LIBOR USD 1-Month plus 0.74%)
2.36% 10/25/35
2
6,987,915 6,872,836
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A5
(LIBOR USD 1-Month plus 0.54%)
2.16% 03/25/36
2
2,746,207 2,661,140
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 3,785,313 3,733,201
Bear Stearns ALT-A Trust,
Series 2004-10, Class M1
(LIBOR USD 1-Month plus 0.90%)
2.52% 09/25/34
2
2,482,850 2,482,457
Bear Stearns ALT-A Trust,
Series 2005-2, Class 1M1
(LIBOR USD 1-Month plus 0.75%)
2.37% 03/25/35
2
1,316,040 1,310,201
Bear Stearns ARM Trust,
Series 2004-3, Class 4A
3.82% 07/25/34
9
309,184 293,982
BNC Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.16%)
1.78% 03/25/37
2
5,375,858 5,211,533
Chase Funding Trust,
Series 2002-2, Class 2A1
(LIBOR USD 1-Month plus 0.50%)
2.12% 05/25/32
2
1,696,496 1,658,955
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
2.45% 02/25/37

3,081,463 3,043,624

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
11 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
2.43% 06/25/35
9
$ 496,053 $ 489,240
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
1.80% 05/25/36
1,2
433,504 386,342
CIM Trust,
Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
2.14% 09/25/58
1,2
4,265,205 4,162,102
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,9
8,688,514 7,552,650
CIM Trust,
Series 2022-I1, Class A1
4.35% 02/01/67
†,1,9
6,000,000 5,901,865
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1
(LIBOR USD 1-Month plus 0.29%)
1.91% 09/25/36
1,2
7,872,879 7,630,431
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.62% 02/25/34
9
358 359
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class M2
(LIBOR USD 1-Month plus 0.42%)
2.04% 08/25/36
2
10,113,000 9,867,817
Countrywide Asset-Backed Certificates Trust,
Series 2005-AB2, Class M1
(LIBOR USD 1-Month plus 0.71%)
2.33% 09/25/35
2
8,547,454 8,240,954
Countrywide Asset-Backed Certificates Trust,
Series 2006-14, Class 2A3
(LIBOR USD 1-Month plus 0.24%)
1.86% 02/25/37
2
2,860,385 2,786,155
Countrywide Asset-Backed Certificates Trust,
Series 2006-4, Class M1
(LIBOR USD 1-Month plus 0.53%)
2.15% 07/25/36
2
5,084,986 4,997,112
Countrywide Asset-Backed Certificates Trust,
Series 2007-7, Class 1A
(LIBOR USD 1-Month plus 0.20%)
1.82% 10/25/47
2
8,718,211 8,507,347
Countrywide Asset-Backed Certificates Trust,
Series 2007-8, Class 1A1
(LIBOR USD 1-Month plus 0.19%)
1.81% 11/25/37
2
8,448,642 7,826,963
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
2.45% 08/25/34
9
7,430 6,905
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR1, Class 5A1
2.61% 02/25/34
9
446,361 439,931
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust
Series 2022-RPL3, Class A1
3.61% 03/25/61
1
$ 9,000,000 $ 8,762,463
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
1.71% 04/25/37
2
1,490,319 1,450,035
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
1.68% 04/25/37
2
2,072,196 1,498,489
DSLA Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.42%)
2.03% 03/19/45
2
281,404 270,954
Encore Credit Receivables Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.90%)
2.52% 10/25/35
2
6,176,541 6,157,699
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A3C
(LIBOR USD 1-Month plus 1.00%)
2.62% 08/25/34
2
463,884 460,793
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(LIBOR USD 1-Month plus 0.78%)
2.40% 09/25/35
2
2,530,927 2,516,106
First Franklin Mortgage Loan Trust,
Series 2006-FF11, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
1.88% 08/25/36
2
6,377,455 6,342,760
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 2A5 (PO)
0.00% 04/25/36
12
1,116,794 1,112,611
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.47% 09/25/34
9
1,933 1,814
Fremont Home Loan Trust,
Series 2005-E, Class 2A4
(LIBOR USD 1-Month plus 0.66%)
2.28% 01/25/36
2
14,706,714 14,281,839
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.54% 06/25/30
2
65,371 61,482
GSAMP Trust,
Series 2005-HE4, Class M3
(LIBOR USD 1-Month plus 0.78%)
2.40% 07/25/45
2
2,114,635 2,089,310
GSAMP Trust,
Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.48%)
2.10% 03/25/46
2
5,280,763 5,182,509

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAMP Trust,
Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.58%)
2.20% 02/25/36
2
$ 589,483 $ 589,170
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
3.05% 11/25/35
9
101,337 96,854
Impac CMB Trust,
Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.32%)
2.26% 08/25/35
2
1,101,474 1,040,489
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
2.40% 12/25/34
2
180,929 145,251
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
2.42% 11/25/34
2
486,819 442,162
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 227,153 234,023
JPMorgan Mortgage Acquisition Trust,
Series 2005-FRE1, Class M1
(LIBOR USD 1-Month plus 0.62%)
2.24% 10/25/35
2
5,653,208 5,629,122
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class M1
(LIBOR USD 1-Month plus 0.48%)
2.10% 04/25/36
2
5,619,651 5,572,759
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class M1
(LIBOR USD 1-Month plus 0.23%)
1.85% 05/25/37
2
14,750,000 14,100,583
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A1
(LIBOR USD 1-Month plus 0.16%)
1.78% 06/25/37
2
13,799,549 13,735,232
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
1.90% 03/25/47
2
50,000 48,408
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
2.87% 07/25/35
9
382,113 380,084
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
2.42% 07/25/35
9
92,710 91,029
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class AIOC (IO)
0.55% 04/15/40
4,5,9
61,368,142 826,764
Long Beach Mortgage Loan Trust,
Series 2005-WL3, Class M1
(LIBOR USD 1-Month plus 0.65%)
2.27% 11/25/35
2
1,844,865 1,816,602
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.03% 01/25/34
9
$ 4,211 $ 4,201
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
3.05% 11/21/34
9
366,686 350,687
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
2.74% 04/25/34
9
54,864 52,848
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25% 12/25/32 1,043,014 1,025,004
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50% 07/25/33 1,739,782 1,698,327
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25% 11/25/33 1,969,337 1,909,783
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50% 07/25/34 1,730,508 1,689,127
MASTR Asset-Backed Securities Trust,
Series 2006-HE1, Class M1
(LIBOR USD 1-Month plus 0.56%)
2.18% 01/25/36
2
5,896,742 5,764,222
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.41% 10/25/32
9
92,512 91,447
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
1.80% 06/25/37
2
7,914,943 5,063,458
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
2.96% 08/25/34
9
558,050 509,232
Merrill Lynch Mortgage Investors Trust,
Series 2006-F1, Class 1A2
6.00% 04/25/36 857,380 505,172
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
3,037,549 3,030,064
Mid-State Trust,
Series 10W, Class A2
5.82% 02/15/36 345,193 338,542
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
2.55% 07/25/34
2
774,785 738,801
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE2, Class M1
(LIBOR USD 1-Month plus 0.60%)
2.22% 01/25/35
2
239,484 239,383
MortgageIT Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.60%)
2.22% 08/25/35
2
120,020 115,332

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
13 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MortgageIT Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.18% 10/25/35
2
$ 3,100,749 $ 2,984,041
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
1.84% 04/25/37
2
4,710,830 4,667,831
New Century Home Equity Loan Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.64%)
2.58% 07/25/35
2
1,887,832 1,888,494
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.06% 02/25/36
2
1,833,469 1,828,281
New Century Home Equity Loan Trust,
Series 2005-D, Class M1
(LIBOR USD 1-Month plus 0.68%)
2.30% 02/25/36
2
5,000,000 4,848,722
NLT Trust,
Series 2021-INV2, Class A1
1.16% 08/25/56
1,9
7,020,174 6,378,429
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-
Through Certificates,
Series 2005-5, Class 1APT
(LIBOR USD 1-Month plus 0.56%)
2.18% 12/25/35
2
3,327,480 3,194,264
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.44%)
2.06% 01/25/36
2
58,723 58,714
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCW3, Class M2
(LIBOR USD 1-Month plus 0.74%)
2.36% 08/25/35
2
2,500,000 2,437,714
PHH Alternative Mortgage Trust,
Series 2007-3, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.22% 07/25/37
2
6,003,480 5,788,187
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 07/25/22)
1.87% 04/25/26
1
11,425,552 10,823,952
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 07/25/22)
5.56% 06/25/27
†,1
12,000,000 11,803,828
PRPM, LLC,
Series 2021-1, Class A1
2.12% 01/25/26
1,9
10,675,176 10,188,112
PRPM, LLC,
Series 2021-10, Class A1 (STEP-reset date 07/25/22)
2.49% 10/25/26
1
11,665,554 11,074,569
PRPM, LLC,
Series 2021-7, Class A1 (STEP-reset date 07/25/22)
1.87% 08/25/26
1
12,201,457 11,395,253
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.59% 03/25/35
9
$ 923,710 $ 513,656
Residential Asset Mortgage Products Trust,
Series 2004-SL4, Class A3
6.50% 07/25/32 15,835 15,793
Residential Asset Mortgage Products Trust,
Series 2005-EFC1, Class M5
(LIBOR USD 1-Month plus 0.65%)
2.60% 05/25/35
2
3,361,649 3,339,873
Residential Asset Mortgage Products Trust,
Series 2006-NC2, Class A3
(LIBOR USD 1-Month plus 0.58%)
2.20% 02/25/36
2
757,106 752,581
Residential Asset Securities Corp.,
Series 2005-KS11, Class M2
(LIBOR USD 1-Month plus 0.63%)
2.25% 12/25/35
2
3,458,554 3,467,844
Saxon Asset Securities Trust,
Series 2006-2, Class M1
(LIBOR USD 1-Month plus 0.29%)
1.91% 09/25/36
2
11,000,000 10,189,432
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 08/25/22)
2.90% 01/25/36 1,493,524 1,221,181
Soundview Home Loan Trust,
Series 2006-OPT4, Class 2A4
(LIBOR USD 1-Month plus 0.46%)
2.08% 06/25/36
2
4,192,298 4,049,229
Specialty Underwriting & Residential Finance Trust,
Series 2005-BC2, Class M3
(LIBOR USD 1-Month plus 0.98%)
2.60% 12/25/35
2
1,903,706 1,900,747
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4
(LIBOR USD 1-Month plus 0.17%)
1.79% 01/25/37
2
1,677,411 1,655,739
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
2.29% 09/25/33
9
227,828 224,903
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 1.10%)
2.72% 07/25/34
1,2
74,910 72,158
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 07/25/22)
2.24% 02/27/51
1
8,299,879 7,920,703
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
2.81% 01/25/35
9
328,921 314,032
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB2, Class 2A
5.50% 07/25/34 1,018,464 981,962

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.58%)
2.20% 10/25/45
2
$ 1,044,032 $ 998,967
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
2.28% 01/25/45
2
134,292 130,270
362,317,789
U.S. Agency Commercial Mortgage-Backed — 2.73%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K037, Class A1
2.59% 04/25/23 876,211 875,083
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K038, Class A1
2.60% 10/25/23 455,688 454,661
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K735, Class A1
2.74% 05/25/25 118,502 118,357
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF27, Class A
(LIBOR USD 1-Month plus 0.42%)
1.54% 12/25/26
2
108,160 108,162
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF29, Class A
(LIBOR USD 1-Month plus 0.36%)
1.48% 02/25/24
2
1,659,148 1,659,245
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
1.48% 08/25/24
2
838,827 838,495
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF37, Class A
(LIBOR USD 1-Month plus 0.36%)
1.48% 09/25/27
2
474,977 474,822
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF38, Class A
(LIBOR USD 1-Month plus 0.33%)
1.45% 09/25/24
2
2,466,455 2,464,689
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF39, Class A
(LIBOR USD 1-Month plus 0.32%)
1.44% 11/25/24
2
1,186,078 1,185,587
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF40, Class A
(LIBOR USD 1-Month plus 0.34%)
1.46% 11/25/27
2
$ 390,359 $ 390,112
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF43, Class A
(LIBOR USD 1-Month plus 0.24%)
1.36% 01/25/28
2
2,113,165 2,110,465
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF51, Class A
(LIBOR USD 1-Month plus 0.40%)
1.52% 08/25/25
2
2,104,735 2,103,584
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF60, Class A
(LIBOR USD 1-Month plus 0.49%)
1.61% 02/25/26
2
3,430,540 3,422,197
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF64, Class A
(LIBOR USD 1-Month plus 0.44%)
1.56% 06/25/26
2
3,193,034 3,179,842
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF72, Class A
(LIBOR USD 1-Month plus 0.50%)
1.62% 10/25/26
2
5,853,326 5,838,566
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF85, Class AL
(LIBOR USD 1-Month plus 0.30%)
1.42% 08/25/30
2
3,918,770 3,909,988
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ24, Class A1
2.28% 05/25/26 276,603 276,603
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ26, Class A1
2.14% 07/25/25 1,147,827 1,140,035
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ29, Class A1
0.74% 01/25/26 3,833,921 3,657,653
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ30, Class A1
0.53% 01/25/25 4,335,309 4,185,160
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ31, Class A1
0.57% 05/25/26 6,122,186 5,843,144

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
15 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 $ 5,793,581 $ 5,406,134
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ37, Class A1
1.68% 12/25/27 13,424,987 12,603,310
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
1.22% 05/25/44
2
1,302,236 1,302,761
Ginnie Mae,
Series 2007-12, Class C
5.28% 04/16/41
9
263,146 263,283
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
9
1,643,768 1,648,030
65,459,968
U.S. Agency Mortgage-Backed — 18.49%
Fannie Mae Pool 567002
8.00% 05/01/23 694 696
Fannie Mae Pool 735861
6.50% 09/01/33 6,955 7,313
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
2.94% 04/01/34
2
87,226 87,277
Fannie Mae Pool AD0538
6.00% 05/01/24 49,006 49,744
Fannie Mae Pool AE0083
6.00% 01/01/40 518,985 569,358
Fannie Mae Pool AL0851
6.00% 10/01/40 614,021 670,398
Fannie Mae REMICS,
Series 1997-76, Class FS
(LIBOR USD 1-Month plus 0.45%)
1.97% 09/17/27
2
5,806 5,702
Fannie Mae REMICS,
Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
2.57% 10/25/31
2
374,497 380,811
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.09% 07/25/37
2
192,422 192,621
Fannie Mae REMICS,
Series 2009-85, Class LF
(LIBOR USD 1-Month plus 1.20%)
2.82% 10/25/49
2
1,680,163 1,726,804
Fannie Mae REMICS,
Series 2009-96, Class FA
(LIBOR USD 1-Month plus 0.90%)
2.52% 11/25/49
2
1,281,103 1,314,679
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.02% 10/25/40
2
$ 625,376 $ 627,465
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
4.61% 11/25/36
2
3,990,878 552,150
Fannie Mae REMICS,
Series 2010-43, Class DP
5.00% 05/25/40 476,784 492,814
Fannie Mae REMICS,
Series 2010-6, Class BF
(LIBOR USD 1-Month plus 0.76%)
2.38% 02/25/40
2
997,451 1,012,569
Fannie Mae REMICS,
Series 2010-95, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.98% 09/25/40
2
3,155,778 499,455
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
2.12% 01/25/50
2
3,296,026 3,294,086
Fannie Mae REMICS,
Series 2020-10, Class FA
(LIBOR USD 1-Month plus 0.50%)
2.12% 03/25/50
2
6,497,295 6,496,281
Freddie Mac Gold Pool A45796
7.00% 01/01/33 1,331 1,376
Freddie Mac Gold Pool C46104
6.50% 09/01/29 3,273 3,440
Freddie Mac Gold Pool G13032
6.00% 09/01/22 51 51
Freddie Mac Gold Pool G13475
6.00% 01/01/24 1,186 1,191
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 206,432 216,593
Freddie Mac REMICS,
Series 2454, Class FQ
(LIBOR USD 1-Month plus 1.00%)
2.32% 06/15/31
2
3,470 3,533
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
1.92% 10/15/33
2
1,455,086 1,464,541
Freddie Mac REMICS,
Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
1.62% 04/15/35
2
876,356 876,114
Freddie Mac REMICS,
Series 3294, Class CB
5.50% 03/15/37 197,662 211,071

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
1.62% 08/15/35
2
$ 383,898 $ 384,361
Freddie Mac REMICS,
Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
1.62% 08/15/35
2
990,015 991,208
Freddie Mac REMICS,
Series 3524, Class FC
(LIBOR USD 1-Month plus 0.94%)
2.26% 06/15/38
2
219,996 224,555
Freddie Mac REMICS,
Series 3531, Class FM
(LIBOR USD 1-Month plus 0.90%)
2.22% 05/15/39
2
150,124 153,436
Freddie Mac REMICS,
Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
1.72% 11/15/40
2
66,415 66,471
Freddie Mac REMICS,
Series 4060, Class FJ
(LIBOR USD 1-Month plus 0.35%)
1.67% 02/15/41
2
560,085 561,069
Freddie Mac REMICS,
Series 4959, Class JF
(LIBOR USD 1-Month plus 0.45%)
2.07% 03/25/50
2
5,393,514 5,394,955
Freddie Mac Strips,
Series 240, Class F30
(LIBOR USD 1-Month plus 0.30%)
1.62% 07/15/36
2
1,143,254 1,141,302
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
1.82% 06/15/42
2
1,210,407 1,212,188
Freddie Mac Strips,
Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
1.82% 11/15/43
2
5,739,023 5,747,029
Ginnie Mae (TBA)
2.50% 07/20/52 52,000,000 47,551,112
Ginnie Mae II Pool 1849
8.50% 08/20/24 72 72
Ginnie Mae II Pool 2020
8.50% 06/20/25 151 153
Ginnie Mae II Pool 2286
8.50% 09/20/26 103 104
Ginnie Mae II Pool 2487
8.50% 09/20/27 2,282 2,337
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.88% 04/20/27
2
7,287 7,258
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 03/20/32
2
$ 9,057 $ 9,036
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.88% 06/20/32
2
5,807 5,822
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 07/20/34
2
153,859 154,053
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.00%)
3.13% 01/20/35
2
3,843 3,821
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.00% 02/20/25
2
4,826 4,829
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
5.20% 05/20/37
2
2,495,846 189,355
Ginnie Mae,
Series 2013-53, Class AD
1.50% 12/20/26 672,646 657,336
UMBS (TBA)
2.00% 07/01/52 38,750,000 33,621,544
2.00% 08/01/52 48,750,000 42,259,393
2.50% 07/01/52 40,650,000 36,544,938
2.50% 08/01/52 129,300,000 116,090,534
3.00% 07/01/52 62,775,000 58,448,732
3.00% 08/01/52 16,550,000 15,418,652
3.50% 07/01/52 10,700,000 10,290,665
3.50% 08/01/52 5,750,000 5,522,247
4.00% 07/01/52 16,075,000 15,856,167
4.50% 07/01/52 24,600,000 24,700,898
443,973,765
Total Mortgage-Backed
(Cost $1,116,142,510) 1,093,191,786
MUNICIPAL BONDS — 0.94%*
California — 0.20%
Campbell Union School District General Obligation, School
Improvements, Series B
5.41% 08/01/27 4,600,000 4,823,284
Colorado — 0.04%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 895,000 867,419

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
17 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Florida — 0.05%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.14% 10/01/28 $ 445,000 $ 392,314
2.29% 10/01/29 985,000 857,260
1,249,574
Maryland — 0.08%
City of Baltimore General Obligation, School Improvements,
Series C
5.00% 10/15/25 2,000,000 2,057,680
New York — 0.57%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.19% 08/01/25 1,110,000 1,101,486
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B2
2.31% 11/01/26 4,060,000 3,855,999
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.00% 03/15/24 4,040,000 4,135,930
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series F
5.19% 03/15/24 4,360,000 4,494,595
13,588,010
Total Municipal Bonds
(Cost $23,921,377) 22,585,967
U.S. TREASURY SECURITIES — 22.78%
U.S. Treasury Notes — 22.78%
U.S. Treasury Notes
2.88% 06/15/25 548,813,000 546,860,872
Total U.S. Treasury Securities
(Cost $547,976,486)
Total Bonds — 112.75%
(Cost $2,778,360,918)
2,707,022,758
Issues Shares Value
COMMON STOCK — 0.00%
Electric — 0.00%
Homer City Holdings LLC
†,4,5
106,501 —
Total Common Stock
(Cost $6,078,660)
Purchased Options - 0.00%
(Cost $562,022) 34,100
Purchased Swaptions - 0.00%
(Cost $939,000) 12,711
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 4.01%
Foreign Government Obligations — 1.45%
Japan Treasury Discount Bills,
Series 1076
(Japan)
0.00%
13
08/01/22
3
$ 1,345,000,000 $ 9,901,700
U.S. Treasury Bills
1.25%
13
10/13/22 25,000,000 24,865,649
34,767,349
Money Market Funds — 2.56%
Dreyfus Government Cash Management Fund
1.35%
14
34,927,000 34,927,000
Fidelity Investments Money Market Funds - Government
Portfolio
1.21%
14,15
93,967 93,967
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
1.38%
14
26,498,000 26,498,000
61,518,967
Total Short-Term Investments
(Cost $96,812,656) 96,286,316
Total Investments Before Written Options - 116.76%
(Cost $2,882,753,256) 2,803,355,885
Written Options - 0.00%
(Cost $(1,071,960)) (23,260)
Net unrealized depreciation on unfunded commitments
- 0.00% (60,625)
Liabilities in Excess of Other Assets - (16.76)% (402,294,954)
Net Assets - 100.00% $ 2,400,977,046
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $8,552,891, which is 0.36% of total net assets.
6
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $377,887, at an interest rate of 4.00% and a maturity of July 31, 2028. The investment is not accruing an unused commitment fee.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $334,694, at an interest rate of 3.50% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
2.50% per annum.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $105,245, at an interest rate of 4.25% and a maturity of June 22, 2029. The investment is not accruing an unused commitment fee.
9
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
10
Non-income producing security.

Security is currently in default with regard to scheduled interest or principal payments.

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 18
12
Zero coupon bond. The rate shown is the effective yield as of June 30, 2022.
13
Represents annualized yield at date of purchase.
14
Represents the current yield as of June 30, 2022.
15
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $78.
†
Fair valued security. The aggregate value of fair valued securities is $17,705,693, which is 0.74% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of
Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EUR): Euro
(GMTN): Global Medium-Term Note
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 8,288,867 EUR 7,844,000 Citigroup Global Markets, Inc. 07/08/22 $ 84,028
USD 10,367,447 JPY 1,345,000,000 Citigroup Global Markets, Inc. 08/01/22 448,118
USD 8,311,856 EUR 7,844,000 Citigroup Global Markets, Inc. 10/07/22 51,763
583,909
EUR 7,844,000 USD 8,257,150 Citigroup Global Markets, Inc. 07/08/22 (52,311)
NET UNREALIZED APPRECIATION $ 531,598
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 3,888 09/30/22 $ 816,540,754 $ (3,159,925) $ (3,159,925)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 3,120 09/30/22 (350,220,000) 3,015,077 3,015,077
U.S. Treasury Ten-Year Ultra Bond 911 09/21/22 (116,038,625) 1,531,745 1,531,745
U.S. Treasury Ultra Bond 268 09/21/22 (41,364,125) 1,149,671 1,149,671
(507,622,750) 5,696,493 5,696,493
TOTAL FUTURES CONTRACTS $ 308,918,004 $ 2,536,568 $ 2,536,568

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
19 / June 2022
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 06/30/22
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30
5
5.00% 3 Months 120
Credit Suisse
First Boston
International 06/20/23 $ 6,695 $ 253,573 $ 213,836 $ 39,737
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 3,425 163,533 154,928 8,605
TOTAL $ 417,106 $ 368,764 $ 48,342
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
PURCHASED CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 328 $ 98.38 09/16/22 $ 2,381,157 $ 16,400
IMM Eurodollar 1-Year MIDCV Future Options 708 98.75 09/16/22 34,265,430 17,700
TOTAL PURCHASED OPTIONS $ 36,646,587 $ 34,100
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 1,610 $ 99.00 09/16/22 $ (70,127,978) $ (20,125)
Fund
Received by the
Fund Paid by the Fund
Description Counterparty
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount Value
Premiums
Paid
Unrealized
(Depreciation)
PURCHASED SWAPTIONS
Option to enter into
a 30-year Interest
Rate Swap
Goldman Sachs
International 12/24/23
3-month
USD
LIBOR Quarterly 6.00% Quarterly $ 300,000 $ 12,711 $ 939,000 $ (926,289)

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 20
Received by
the  Fund Paid by the Fund
Description Counterparty
Purchase
Date
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
(Received)
Unrealized
Appreciation
WRITTEN CALL SWAPTIONS
Option to enter into
a 30-year Interest
Rate Swap
Goldman
Sachs
International 04/29/15 12/24/23 7.50% Quarterly
3-month
USD
LIBOR Quarterly $ 300 $ (3,135) $ (540,000) $ 536,865

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
21 / June 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 22
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
LOW DURATION BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ 24,865,649 $ 9,901,700 $ — $ 34,767,349
Money Market Funds 61,518,967 — — 61,518,967
Long-Term Investments:
Asset-Backed Securities — 211,764,753 5,798,879 217,563,632
Bank Loans — 57,556,609 — 57,556,609
Common Stock — — — —
Corporates — 767,336,644 1,927,248 769,263,892
Mortgage-Backed Securities — 1,092,365,022 826,764 1,093,191,786
Municipal Bonds — 22,585,967 — 22,585,967
Purchased Options 34,100 — — 34,100
Purchased Swaptions — 12,711 — 12,711
U.S. Treasury Securities 546,860,872 — — 546,860,872
Other Financial Instruments
*
Assets:
Credit contracts — 163,533 253,573 417,106
Foreign currency exchange contracts — 583,909 — 583,909
Interest rate contracts 5,696,493 — — 5,696,493
Liabilities:
Foreign currency exchange contracts — (52,311) — (52,311)
Interest rate contracts (3,180,050) (3,135) — (3,183,185)
Total $ 635,796,031 $ 2,162,215,402 $ 8,806,464 $ 2,806,817,897
*Other financial instruments include foreign currency exchange contracts, futures, swaps, written options and written swaptions. Credit contracts include swaps. Interest rate contracts include futures, written options and written swaptions.

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
23 / June 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Low Duration Bond Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2022:
LOW DURATION
BOND FUND
ASSET-BACKED
SECURITIES CORPORATES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 6,034,776 $ 2,096,305 $ 317,177 $ 891,424
Accrued discounts/premiums — — (18,122) (6,116)
Realized gain (loss) — — — —
Change in unrealized appreciation (depreciation)* (140,283) (169,057) 1,594 (46,617)
Purchases — — — —
Sales (95,614) — (47,076) (11,927)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
June 30, 2022
$ 5,798,879 $ 1,927,248 $ 253,573 $ 826,764
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2022 was $(363,662) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2022.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2022, are as follows:
LOW DURATION BOND FUND
FAIR VALUE AT
6/30/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $5,798,879 Broker Quote Offered Quote $92.06 $92.06 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $1,927,248 Third-Party Vendor Vendor Prices $85.50 $85.50 Increase
Mortgage-Backed
Securities-Non-Agency $826,764 Third-Party Vendor Vendor Prices $1.35 $1.35 Increase
Credit Default Swaps $253,573 Broker Quote Offered Quote $3.65 $3.65 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
LOW DURATION BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN (LOSS)
AI Aqua Merger Sub, Inc., Delayed-Draw Term Loan, 1st Lien July 2028 $ 377,887 $ (34,627)
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 334,694 (26,719)
Element Materials Technology Group U.S. Holdings, Inc., Delayed-Draw
Term Loan, 1st Lien June 2029 105,245 721
Total Unfunded Commitments $ 817,826 $ (60,625)